14. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts Payable, Related Parties	$ 6,057	$ 2,228
Ruituo
Accounts Payable, Related Parties	$ 6,057	$ 2,228